Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 25, 2019	Jan. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 13, 2015	Jan. 21, 2014	Aug. 07, 2013
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance			119,132,696
Follow on Offering Proceeds Net Related Expenses			$ 0	$ 111,224	$ 91,675
Common Stock, Dividends, Per Share, Cash Paid			$ 0.10	$ 0.10
Dividends, Preferred Stock, Cash			$ 31,268	$ 28,292	$ 21,063
Fourth Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash				$ 4,583
Common Stock Dividends, Shares				988,841
First Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash				$ 4,833
Common Stock Dividends, Shares				885,324
Second Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash				$ 4,854
Common Stock Dividends, Shares				901,634
Third Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash				$ 6,581
Common Stock Dividends, Shares				884,046
Fourth Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,580
Common Stock Dividends, Shares			961,656
First Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,867
Common Stock Dividends, Shares			775,947
Second Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,966
Common Stock Dividends, Shares			798,908
Third Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash			$ 6,971
Common Stock Dividends, Shares			650,540
York [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Purchase from York [Member] | York [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	2,883,015
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues			598,400	598,400
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues			3,187,051	3,659,845	3,682,704
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share			$ 5.8056	$ 6.3078	$ 6.194
Series E Preferred Stock [Member]
Preferred Stock, Shares Issued, Total		4,600,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Sale of Stock, Price Per Share		$ 25
Follow on Offering Proceeds Net Related Expenses		$ 111,224
Series E Preferred Stock [Member] | April 15, 2018 to July 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.554688
Series E Preferred Stock [Member] | July 15, 2018 to October 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.554688
Series E Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.554688
Series E Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.554688
Series E Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.554688
Series E Preferred Stock [Member] | January 30, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,126
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.46224
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued, Total								2,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.0001
Sale of Stock, Price Per Share								$ 25
Series B Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 953
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.476563
Series B Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 953
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.476563
Series B Preferred Stock [Member] | April 15, 2018 to July 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 953
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.476563
Series B Preferred Stock [Member] | July 15, 2018 to October 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 953
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.476563
Series B Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series B Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series B Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued, Total							4,000,000
Preferred Stock, Par or Stated Value Per Share							$ 0.0001
Sale of Stock, Price Per Share							$ 25
Series C Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.53125
Series C Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.53125
Series C Preferred Stock [Member] | April 15, 2018 to July 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.53125
Series C Preferred Stock [Member] | July 15, 2018 to October 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.53125
Series C Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series C Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series C Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series C Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued, Total						4,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Sale of Stock, Price Per Share						$ 25
Series D Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.546875
Series D Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.546875
Series D Preferred Stock [Member] | April 15, 2018 to July 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.546875
Series D Preferred Stock [Member] | July 15, 2018 to October 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.546875
Series D Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875
Series D Preferred Stock [Member] | April 15, 2019 to July 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875
Series D Preferred Stock [Member] | July 15, 2019 to October 14, 2019 [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875